Note 6 - Share-based Payments (Details Textual)				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($)	Jan. 01, 2018 shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 shares	Mar. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	4,333,952	3,826,952		4,333,952	2,997,836	4,333,952	2,997,836	3,025,826	2,549,098	2,453,586
Expense from share-based payment transactions with employees				$ 1,208,214	$ 598,535	$ 1,883,340	$ 682,276
Expense from share-based payment transactions with employees, allocated to general and administrative expenses				759,734	415,537	1,298,351	440,792
Expense from share-based payment transactions with employees, allocated to research and development expenses				448,480	$ 182,998	584,989	$ 241,484
Unrecognized share-based compensation expense, net of related forfeiture estimates	$ 6,900,000			$ 6,900,000		$ 6,900,000
Unrecognized share-based compensation expense, period for recognition						1 year 146 days
Employee stock option plan [member[
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,786,886			3,786,886		3,786,886
Number of share options outstanding in share-based payment arrangement at end of period	2,913,582			2,913,582		2,913,582		2,997,836
2017 Omnibus Plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	1,420,370			1,420,370		1,420,370		27,990
Number of share options available for issuance, increase, lower limit, percentage of common shares outstanding						4.00%		4.00%
Number of share options available for issuance, increase, lower limit, shares | shares			1,268,703
2017 Omnibus Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,659,308			3,659,308		3,659,308		2,390,605
Performance-based stock options granted [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	440,000			440,000		440,000
Unrecognized share-based compensation expense	$ 4,000,000			$ 4,000,000		$ 4,000,000
Deferred share units (DSUs) [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees, allocated to general and administrative expenses	$ 63,721	$ 56,667
Number of other equity instruments granted in share-based payment arrangement	4,842	3,738
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 13.16	$ 15.15